Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Stockholders' Equity Note [Abstract]
Stockholders' Equity
10. Stockholders’ Equity
As of September 30, 2023, 2,000,000,000 shares, $0.0001 par value per share are authorized, of which, 1,600,000,000 shares are designated as Class A Common Stock, 200,000,000 shares are designated as Class X Common Stock, 100,000,000 shares are designated as Class C Common Stock and 100,000,000 shares are designated as Preferred Stock.
Holders of each share of each class of Common Stock are entitled to dividends when, as, and if declared by the Company’s board of directors, subject to the rights and preferences of any holders of Preferred Stock outstanding at the time. The holder of each Class A Common Stock is entitled to one vote, the holder of each share of Class X Common Stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C Common Stock is not entitled to any voting powers.
On June 15, 2023, the Company and Carl Daikeler, the Company’s
co-founder
and chief executive officer (“CEO”) entered into a forfeiture agreement (“the Forfeiture Agreement”), pursuant to which Mr. Daikeler as of June 15, 2023 forfeited 160,000 shares of the Company’s common stock that he owned, comprised of 63,999 shares of Class A common stock and 96,001 shares of Class X Common stock, each with a par value of $0.0001. No consideration was provided to Mr. Daikeler for the forfeiture of these shares. The forfeiture of the shares resulted in the reduction of each of common stock and additional paid in capital by $800 in the September 30, 2023 condensed consolidated balance sheets.

Accumulated Other Comprehensive Income (Loss)
The following tables summarize changes in accumulated other comprehensive income (loss) by component during the three months ended September 30, 2023 and 2022 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at June 30, 2022	$(39)	$(36)	$(75)
Other comprehensive income (loss) before reclassifications	444	(129)	315
Amounts reclassified from accumulated other comprehensive income (loss)	(2)	—	(2)
Tax effect	111	—	111

Balances at September 30, 2022	$514	$(165)	$349

Balances at June 30, 2023	$(284)	$(49)	$(333)
Other comprehensive income (loss) before reclassifications	(7)	(50)	(57)
Amounts reclassified from accumulated other comprehensive income (loss)	157	—	157
Tax effect	38	—	38

Balances at September 30, 2023	$(96)	$(99)	$(195)

The following tables summarize changes in accumulated other comprehensive income (loss) by component during the nine months ended September 30, 2023 and 2022 (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2021	$(32)	$11	$(21)
Other comprehensive loss before reclassifications	295	(176)	119
Amounts reclassified from accumulated other comprehensive income (loss)	141	—	141
Tax effect	110	—	110

Balances at September 30, 2022	$514	$(165)	$349

Balances at December 31, 2022	$131	$(94)	$37
Other comprehensive income (loss) before reclassifications	(314)	(5)	(319)
Amounts reclassified from accumulated other comprehensive income (loss)	131	—	131
Tax effect	(44)	—	(44)

Balances at September 30, 2023	$(96)	$(99)	$(195)

Note 16. Stockholders’ Equity
As of December 31, 2022, 2,000,000,000 shares, $0.0001 par value per share are authorized, of which, 1,600,000,000 shares are designated as Class A Common Stock, 200,000,000 shares are designated as Class X Common Stock, 100,000,000 shares are designated as Class C Common Stock, and 100,000,000 shares are designated as Preferred Stock.
Common Stock
Holders of each share of Common Stock are entitled to dividends when, as, and if declared by the Company’s board of directors, subject to the rights and preferences of any holders of Preferred Stock outstanding at the time. As of December 31, 2022, the Company had not declared any dividends. The holder of each Class A Common Stock is entitled to one vote, the holder of each share of Class X Common Stock is entitled to ten votes and except as otherwise required by law, the holder of each share of Class C Common Stock is not entitled to any voting powers.
Old Beachbody
Prior to the Business Combination, Old Beachbody’s preferred units were convertible into common units, at the option of the holders at any time, with no additional consideration required. The preferred units were to convert to common units at a rate of
1-for-1,
subject to adjustment for certain events including unit split, unit dividend or recapitalization. The preferred units were subject to automatic conversion if the Company consummated an initial public offering that met certain criteria.
The holders could redeem the preferred units at any time after December 14, 2024, at a price equal to the greater of (i) the fair market value of the common units into which such preferred units were convertible or (ii) approximately $9.93 per unit, or $100.0 million in aggregate (the “Capital Contribution”), reduced by general distributions previously made to the holders plus any declared but unpaid distributions as of the date of the redemption notice.
The holders were entitled to distributions, in the amount, if any, of available cash flows, as determined by a majority of the board of managers. Distributions were to be made to common unit members and preferred unit members in proportion to their percentage of ownership interests, with priority to certain tax distributions and distributions to reimburse Beachbody Holdings and the holders for certain third-party expenses that had not been previously paid.
The redemption by the holders or the completion of an initial public offering was not solely within the control of Old Beachbody, and as such, the preferred units were classified as mezzanine members’ equity. In connection with the Business Combination, 10,068,841 preferred units were converted into 676,561 shares of Class A Common Stock.
In connection with the Business Combination, 62,263,439 common units of Old Beachbody were converted into 1,358,692 shares of Class A Common Stock and 2,825,006 shares of Class X Common Stock.
Old Beachbody members’ personal liability for the obligations or debts of the Company were limited. The Company’s operating agreement called for the Company to be dissolved and terminated upon the earliest occurrence of the following events: bankruptcy of the Company, decision by a majority of both the common and preferred unit holders to dissolve the Company, or the date the Company may otherwise have been dissolved by operation of law or judicial decree.
Accumulated Other Comprehensive Income (Loss)
The following tables summarize changes in accumulated other comprehensive income (loss), net of tax (in thousands):

	Unrealized Gain (Loss) on Derivatives	Foreign Currency Translation Adjustment	Total
Balances at December 31, 2019	$(99)	$111	$12
Other comprehensive loss before reclassifications	(289)	(67)	(356)
Amounts reclassified from accumulated other comprehensive income (loss)	92	—	92
Tax effect	50	—	50

Balances at December 31, 2020	$(246)	$44	$(202)

Other comprehensive loss before reclassifications	(218)	(33)	(251)
Amounts reclassified from accumulated other comprehensive income (loss)	550	—	550
Tax effect	(118)	—	(118)

Balances at December 31, 2021	$(32)	$11	$(21)

Other comprehensive income (loss) before reclassifications	24	(105)	(81)
Amounts reclassified from accumulated other comprehensive income (loss)	108	—	108
Tax effect	31	—	31

Balances at December 31, 2022	$131	$(94)	$37